UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-09221

            The Community Reinvestment Act Qualified Investment Fund
               (Exact name of registrant as specified in charter)

                                 2500 Weston Rd
                                   Suite #101
                                Weston, FL 33331
               (Address of principal executive offices) (Zip code)

                            SEI Global Fund Services
                               1 Freedom Valley Dr
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                              code: 1-877-272-1977

                         Date of fiscal year end: May 31

             Date of reporting period: July 1, 2008 to June 30, 2009


                                 ---------------

Name of Issuer:                                                     Evergreen Institutional U.S. Government Money Market
Exchange Ticker/CUSIP:   30023R647                                  Fund
Meeting Date: February 12, 2009

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
To consider and act upon a new Investment Advisory Agreement with    Issuer          For                Yes - For
Evergreen Investment Management Company

                                 ---------------

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title):  /s/ David K. Downes
                           -------------------
                           President

Date:  March 2, 2010